COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating leases future minimum lease payments
Years Ending December 31,	Amount

2022	$8,718
2023	10,531
2024	10,964
2025	11,217
2026	11,242
Thereafter	19,093
Total minimum lease payments	$71,765

Schedule of future minimum payments including finance lease liability
Years Ending December 31,	Amount
2022	$16,611
2023	12,121
2024	6,224
Total contractual obligations	$34,956